Consolidated Income Statement R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares
Continuing operations
Net operating revenue	$ 37,570	$ 36,575	$ 33,967
Cost of goods sold and services rendered	(21,187)	(22,109)	(21,039)
Gross profit	16,383	14,466	12,928
Operating expenses
Selling and administrative expenses	(487)	(523)	(531)
Research and evaluation expenses	(443)	(373)	(340)
Pre-operating and operational stoppage	(1,153)	(271)	(413)
Brumadinho event	(7,402)
Other operating expenses, net	(505)	(445)	(420)
Total	(9,990)	(1,612)	(1,704)
Impairment and disposal of non-current assets	(5,074)	(899)	(294)
Operating income	1,319	11,955	10,930
Financial income	527	423	478
Financial expenses	(3,806)	(2,345)	(3,273)
Other financial items, net	(134)	(3,035)	(224)
Equity results and other results in associates and joint ventures	(681)	(182)	(82)
Income (loss) before income taxes	(2,775)	6,816	7,829
Income taxes
Current tax	(1,522)	(752)	(849)
Deferred tax	2,117	924	(646)
Total	595	172	(1,495)
Net income (loss) from continuing operations	(2,180)	6,988	6,334
Net income (loss) attributable to noncontrolling interests	(497)	36	21
Net income (loss) from continuing operations attributable to Vale's stockholders	(1,683)	6,952	6,313
Discontinued operations
Loss from discontinued operations		(92)	(813)
Loss attributable to noncontrolling interests			(7)
Loss from discontinued operations attributable to Vale's stockholders		(92)	(806)
Net income (loss)	(2,180)	6,896	5,521
Net income (loss) attributable to noncontrolling interests	(497)	36	14
Net income (loss) attributable to Vale's stockholders	$ (1,683)	$ 6,860	$ 5,507
Common share
Basic and diluted earnings (loss) per share:
Common share (US$) | $ / shares	$ (0.33)	$ 1.32	$ 1.05